Property, Plant, and Equipment - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Investments in property, plant, and equipment	€ 8,594	€ 7,125	€ 1,976
Capitalized borrowing costs	€ 154	€ 45	€ 1